Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000042237 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	6.06%	3.52%	4.92%
C000171408 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	6.20%	3.59%	5.00%
C000042234 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	0.80%	2.26%	4.15%
C000081597 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	4.91%	2.11%	3.98%
C000171409 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	10.54%	3.44%	4.84%
C000081600 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	10.45%	3.37%	4.75%
Without Sales Load [Member] | C000042236 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	5.03%	2.49%	4.03%
Without Sales Load [Member] | C000042234 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	5.80%	3.25%	4.66%
Without Sales Load [Member] | C000081597 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	10.14%	3.11%	4.49%
Without Sales Load [Member] | C000081598 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	9.40%	2.35%	3.86%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.40%
Preferred Securities and Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Preferred Securities and Income Blended Benchmark
Average Annual Return, Percent	4.29%	2.20%	4.57%
ICE BofA U S All Capital Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	3.00%	1.96%	4.04%
Flexible Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Flexible Income Blended Benchmark
Average Annual Return, Percent	3.40%	2.09%	3.87%
Lipper Flexible Income Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Flexible Income Funds Classification Average
Average Annual Return, Percent	4.38%	2.42%	3.86%